CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 3,623	$ 8,461
Short-term bank deposits	6,964	4,529
Cash and cash equivalents	$ 10,587	$ 12,990	$ 16,831	$ 5,297